ALLOWANCE FOR DOUBTFUL ACCOUNTS RECEIVABLES AND PROVISION FOR LOSSES OF ADVANCES TO SUPPLIERS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Allowance for doubtful receivables
Analysis of allowance for doubtful receivables
Balance, beginning of the year	$ 69,905,290	$ 97,057,810	$ 106,825,173
Allowance made (reversed) during the year	(12,952,252)	(7,380,299)	257,932
Amount written-off against allowance	(4,221,610)	(19,772,221)	(10,025,295)
Balance, end of the year	52,731,428	69,905,290	97,057,810
Allowance for advances to suppliers
Analysis of allowance for doubtful receivables
Allowance made (reversed) during the year	$ 0	$ (1,100,000)	$ 0